Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2021	2.250%	9,062,000	9,131,381
02/15/2021	3.625%	4,359,000	4,452,821
02/28/2021	1.125%	7,686,000	7,655,676
02/28/2021	2.500%	9,294,000	9,392,749
03/15/2021	2.375%	4,874,000	4,921,978
03/31/2021	1.250%	8,594,000	8,571,844
03/31/2021	2.250%	6,366,000	6,422,200
04/15/2021	2.375%	6,460,000	6,529,142
04/30/2021	1.375%	9,699,000	9,688,013
04/30/2021	2.250%	7,442,000	7,513,804
05/15/2021	2.625%	3,015,000	3,059,872
05/15/2021	3.125%	11,312,000	11,548,845
05/31/2021	1.375%	5,328,000	5,323,629
05/31/2021	2.125%	10,263,000	10,354,405
06/15/2021	2.625%	10,137,000	10,298,954
06/30/2021	1.125%	5,343,000	5,320,877
06/30/2021	1.625%	2,724,000	2,731,342
07/15/2021	2.625%	3,854,000	3,920,241
07/31/2021	1.125%	3,600,000	3,584,953
07/31/2021	1.750%	8,101,000	8,141,505
07/31/2021	2.250%	2,300,000	2,328,480
08/15/2021	2.750%	8,712,000	8,888,962
08/31/2021	1.125%	4,985,000	4,963,385
08/31/2021	2.000%	2,650,000	2,675,051
09/15/2021	2.750%	2,466,000	2,519,077
09/30/2021	1.125%	3,519,000	3,504,017
09/30/2021	1.500%	5,108,000	5,117,178
10/15/2021	2.875%	10,745,000	11,013,625
10/31/2021	1.250%	1,302,000	1,299,203
10/31/2021	1.500%	7,956,000	7,973,404
11/15/2021	2.875%	8,347,000	8,566,761
11/30/2021	1.750%	2,431,000	2,447,998
11/30/2021	1.875%	1,232,000	1,243,454
12/15/2021	2.625%	5,501,000	5,628,640
01/15/2022	2.500%	1,907,000	1,948,939
01/31/2022	1.500%	3,651,000	3,661,839
01/31/2022	1.875%	2,200,000	2,222,773
02/15/2022	2.000%	3,000,000	3,039,609
02/28/2022	1.750%	4,010,000	4,043,834
03/31/2022	1.750%	3,661,000	3,693,892
04/15/2022	2.250%	6,399,000	6,525,480
04/30/2022	1.750%	12,082,000	12,194,325
04/30/2022	1.875%	1,333,000	1,349,038
05/15/2022	2.125%	6,514,000	6,630,031
05/31/2022	1.750%	3,487,000	3,520,780
05/31/2022	1.875%	2,679,000	2,712,488
06/30/2022	1.750%	4,977,000	5,027,548
06/30/2022	2.125%	3,763,000	3,835,320
07/31/2022	1.875%	2,811,000	2,848,992
07/31/2022	2.000%	2,630,000	2,673,765
08/15/2022	1.500%	5,166,000	5,189,408
08/15/2022	1.625%	6,041,000	6,088,667
08/31/2022	1.625%	5,252,000	5,293,031
08/31/2022	1.875%	5,303,000	5,377,988
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2022	1.750%	4,941,000	4,997,358
09/30/2022	1.875%	6,120,000	6,209,887
10/15/2022	1.375%	5,539,000	5,547,222
10/31/2022	1.875%	2,532,000	2,569,980
10/31/2022	2.000%	9,294,000	9,466,084
11/30/2022	2.000%	8,159,000	8,313,894
12/31/2022	2.125%	6,523,000	6,674,354
01/31/2023	1.750%	3,340,000	3,383,055
01/31/2023	2.375%	8,219,000	8,474,560
02/28/2023	1.500%	9,363,000	9,417,861
03/31/2023	1.500%	7,273,000	7,317,320
03/31/2023	2.500%	4,278,000	4,435,417
04/30/2023	2.750%	904,000	945,174
05/15/2023	1.750%	7,903,000	8,014,136
05/31/2023	1.625%	7,274,000	7,349,013
05/31/2023	2.750%	3,539,000	3,703,785
06/30/2023	1.375%	7,958,000	7,974,786
06/30/2023	2.625%	6,836,000	7,135,075
07/31/2023	1.250%	3,432,000	3,425,833
08/15/2023	2.500%	3,323,000	3,459,295
08/31/2023	1.375%	692,000	693,568
08/31/2023	2.750%	1,832,000	1,923,457
09/30/2023	1.375%	4,418,000	4,428,700
09/30/2023	2.875%	1,967,000	2,076,261
10/31/2023	1.625%	4,343,000	4,392,877
10/31/2023	2.875%	3,399,000	3,591,522
11/15/2023	2.750%	5,496,000	5,786,257
11/30/2023	2.125%	3,030,000	3,121,610
11/30/2023	2.875%	4,657,000	4,926,597
12/31/2023	2.250%	3,622,000	3,750,751
12/31/2023	2.625%	5,549,000	5,825,149
01/31/2024	2.500%	4,312,000	4,509,409
02/15/2024	2.750%	3,580,000	3,781,095
02/29/2024	2.125%	4,896,000	5,051,678
02/29/2024	2.375%	7,373,000	7,680,016
03/31/2024	2.125%	6,657,000	6,872,312
04/30/2024	2.000%	3,166,000	3,254,549
04/30/2024	2.250%	9,466,000	9,826,152
05/15/2024	2.500%	3,886,000	4,075,746
05/31/2024	2.000%	6,944,000	7,140,385
06/30/2024	1.750%	2,038,000	2,074,939
06/30/2024	2.000%	2,523,000	2,595,733
07/31/2024	1.750%	5,053,000	5,146,165
07/31/2024	2.125%	7,678,000	7,946,130
08/15/2024	2.375%	8,476,000	8,866,028
08/31/2024	1.250%	6,494,000	6,473,199
09/30/2024	1.500%	4,452,000	4,486,433
10/31/2024	1.500%	4,952,000	4,990,688
10/31/2024	2.250%	3,416,000	3,560,113
11/15/2024	2.250%	11,601,000	12,094,042
11/30/2024	1.500%	2,174,000	2,192,003
11/30/2024	2.125%	346,000	358,786
12/31/2024	2.250%	5,757,000	6,007,070
02/15/2025	2.000%	7,074,000	7,301,142
02/28/2025	2.750%	2,613,000	2,793,460
Columbia U.S. Treasury Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2025	2.625%	2,277,000	2,421,803
04/30/2025	2.875%	6,649,000	7,161,181
05/15/2025	2.125%	5,903,000	6,134,969
05/31/2025	2.875%	3,918,000	4,223,482
06/30/2025	2.750%	3,280,000	3,517,031
07/31/2025	2.875%	2,468,000	2,664,862
08/15/2025	2.000%	5,917,000	6,115,774
08/31/2025	2.750%	4,848,000	5,205,540
09/30/2025	3.000%	3,564,000	3,878,356
10/31/2025	3.000%	3,111,000	3,388,317
11/15/2025	2.250%	7,923,000	8,303,056
11/30/2025	2.875%	6,613,000	7,163,739
01/31/2026	2.625%	4,569,000	4,891,686
02/15/2026	1.625%	5,126,000	5,193,279
02/15/2026	6.000%	3,073,000	3,894,307
02/28/2026	2.500%	4,259,000	4,532,175
03/31/2026	2.250%	6,048,000	6,350,873
04/30/2026	2.375%	6,787,000	7,180,434
05/15/2026	1.625%	5,906,000	5,983,516
05/31/2026	2.125%	4,135,000	4,314,291
07/31/2026	1.875%	3,061,000	3,148,525
08/15/2026	1.500%	6,207,000	6,239,005
08/31/2026	1.375%	5,002,000	4,988,713
10/31/2026	1.625%	2,647,000	2,680,501
11/15/2026	2.000%	6,644,000	6,888,997
02/15/2027	2.250%	6,684,000	7,049,531
05/15/2027	2.375%	7,925,000	8,437,648
08/15/2027	2.250%	7,202,000	7,614,990
11/15/2027	2.250%	8,740,000	9,250,744
02/15/2028	2.750%	8,150,000	8,942,078
05/15/2028	2.875%	7,901,000	8,761,468
08/15/2028	2.875%	7,563,000	8,404,384
11/15/2028	3.125%	9,883,000	11,207,940
11/15/2028	5.250%	2,293,000	3,006,338
02/15/2029	2.625%	8,494,000	9,299,603
02/15/2029	5.250%	3,598,000	4,739,241
05/15/2029	2.375%	8,912,000	9,580,400
08/15/2029	1.625%	8,146,000	8,226,187
05/15/2030	6.250%	1,377,000	1,997,080
02/15/2031	5.375%	1,250,000	1,735,547
02/15/2036	4.500%	2,876,000	3,999,438
05/15/2038	4.500%	4,248,000	6,052,736
02/15/2039	3.500%	5,000,000	6,354,687
05/15/2039	4.250%	924,000	1,288,403
11/15/2039	4.375%	2,197,000	3,119,740
02/15/2040	4.625%	555,000	813,075
05/15/2040	4.375%	2,173,000	3,092,790
02/15/2041	4.750%	1,113,000	1,664,457
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2041	4.375%	852,000	1,218,493
08/15/2041	3.750%	2,049,000	2,704,680
02/15/2042	3.125%	568,000	686,836
08/15/2042	2.750%	2,255,000	2,569,643
11/15/2042	2.750%	5,697,000	6,489,239
02/15/2043	3.125%	5,575,000	6,735,297
05/15/2043	2.875%	4,744,000	5,511,935
08/15/2043	3.625%	2,765,000	3,608,325
11/15/2043	3.750%	5,367,000	7,140,626
02/15/2044	3.625%	5,515,000	7,212,586
05/15/2044	3.375%	5,204,000	6,561,106
08/15/2044	3.125%	4,699,000	5,699,740
11/15/2044	3.000%	4,402,000	5,235,629
02/15/2045	2.500%	5,105,000	5,571,629
05/15/2045	3.000%	4,084,000	4,868,894
08/15/2045	2.875%	3,940,000	4,603,028
11/15/2045	3.000%	5,059,000	6,047,086
02/15/2046	2.500%	4,336,000	4,745,888
05/15/2046	2.500%	4,493,000	4,921,239
08/15/2046	2.250%	5,302,000	5,537,276
11/15/2046	2.875%	4,526,000	5,323,708
02/15/2047	3.000%	4,515,000	5,442,691
05/15/2047	3.000%	4,533,000	5,465,098
08/15/2047	2.750%	4,820,000	5,560,322
11/15/2047	2.750%	4,171,000	4,816,202
02/15/2048	3.000%	4,880,000	5,902,512
05/15/2048	3.125%	4,976,000	6,163,242
08/15/2048	3.000%	5,026,000	6,097,166
11/15/2048	3.375%	5,732,000	7,442,644
02/15/2049	3.000%	6,275,000	7,636,871
05/15/2049	2.875%	8,202,000	9,764,225
08/15/2049	2.250%	4,138,000	4,353,952
Total U.S. Treasury Obligations (Cost $962,604,106)			1,015,760,049

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(a),(b)	2,784,532	2,784,532
Total Money Market Funds (Cost $2,784,522)		2,784,532
Total Investments in Securities (Cost: $965,388,628)		1,018,544,581
Other Assets & Liabilities, Net		6,885,051
Net Assets		1,025,429,632

2	Columbia U.S. Treasury Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	3,611,713	81,300,758	(82,127,939)	2,784,532	508	9	58,774	2,784,532
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Quarterly Report 2020	3